As filed with the Securities and Exchange Commission on February 18, 2011.
Securities Act File No. 033-06790
Investment Company Act File No. 811-04719

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 39	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 40	☑

The GAMCO WESTWOOD FUNDS

(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
Gabelli Advisers, Inc.
One Corporate Center
Rye, New York 10580-1422

(Name and Address of Agent for Service)
Copies to:

Peter D. Goldstein	Michael R. Rosella, Esq.
The GAMCO Westwood Funds	Paul, Hastings, Janofsky and Walker LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022
It is proposed that this filing will become effective:
☐     immediately upon filing pursuant to paragraph (b); or
☑     on February 18, 2011 pursuant to paragraph (b); or
☐     60 days after filing pursuant to paragraph (a)(1); or
☐     on [____________] pursuant to paragraph (a)(1); or
☐     75 days after filing pursuant to paragraph (a)(2); or
☐     on ____________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, The GAMCO WESTWOOD FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 17th day of February, 2011.

The GAMCO WESTWOOD FUNDS
BY:	/s/ Bruce N. Alpert

Bruce N. Alpert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 39 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bruce N. Alpert	President and	February 17, 2011
Bruce N. Alpert	Principal Executive Officer

/s/ Agnes Mullady	Principal Financial Officer	February 17, 2011
Agnes Mullady	and Treasurer

Anthony J. Colavita*	Trustee	February 17, 2011
Anthony J. Colavita

James P. Conn*	Trustee	February 17, 2011
James P. Conn

Werner J. Roeder, M.D.*	Trustee	February 17, 2011
Werner J. Roeder, M.D.

Salvatore J. Zizza*	Trustee	February 17, 2011
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert Bruce N. Alpert Attorney-in-Fact	February 17, 2011

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase